17. Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 17 – Subsequent Events

On January 3, 2019, the Financial Industry Regulatory Authority (“FINRA”) informed Magellan Gold Corporation, a Nevada corporation (the “Company”) that a 1-for-50 reverse split of the Company’s common stock, previously disclosed in the Company’s Definitive Information Statement on Schedule 14C filed with the Securities and Exchange Commission (the “SEC”) on September 22, 2017, would be effective at the market open on January 7, 2019. The stock split has been retroactively adjusted throughout these financial statements and footnotes.

In January 2019 the Company issued Mr. Martinez 14,118 shares in settlement of liabilities for services provided in 2018.

In January 2019 the Company issued 7,574 shares in satisfaction of accounts payable for services rendered in 2017.

Effective January 1, 2019 the Company entered into an investor relations agreement and committed to issue a total of 40,000 shares in exchange for a two year service period. In the first quarter of 2019 all 40,000 shares were issued under this agreement.

In January 2019 the Company and Rose Petroleum entered into an agreement whereby any and all obligations of Magellan or its subsidiaries to make truck installment purchase payments shall be deemed satisfied in full, and Magellan shall be deemed released from any further liability therefor. The personal guaranty of W. Pierce Carson under the provisions of the IVA Agreement dated November 30, 2017 shall be deemed released and discharged.

In January 2019, the Company issued 30,000 shares of common stock in exchange for $30,000 to one investor. The investor had previously subscribed to purchase the shares.

In the first quarter of 2019 Mr. Gibbs was issued 30,594 and Mr. Powers was issued 14,965 shares of common stock related to the price protection feature discussed in Note 12.

In the first quarter of 2019 Mr. Carson was issued 20,000 shares of common stock for services pursuant to the vesting terms from the July 24, 2018 issuance discussed in Note 12.

In the first quarter of 2019 Mr. Gibbs and Mr. Power advanced $90,000 and $28,500 to the Company, respectively. In addition $20,000 was received from a third party with the intention to convert to a note payable of which the terms are still being finalized.

Effective April 1, 2019 the Company entered into an investor relations agreement and committed to issue a total of 100,000 shares in exchange for a 6 month service period. All 100,000 shares have been issued under this agreement.

In April 2019 the Company issued 7,000 shares to consultants in satisfaction for services rendered in 2019.